UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aegis Financial Corporation
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Address:   1100 North Glebe Road, Suite 1040
           --------------------------------------------------
           Arlington, Virginia  22201
           --------------------------------------------------

Form 13F File Number:  28-10411
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott L. Barbee
           -------------------------------------------------------
Title:     President
           -------------------------------------------------------
Phone:     (703) 528-7788
           -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee          Arlington, Virginia       February 14, 2011
----------------------     -----------------------     -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              76
                                               -------------

Form 13F Information Table Value Total:        $211,926
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

AEGIS FINANCIAL CORPORATION
FORM 13F INFORMATION TABLE 12-31-2010:





                                                                          SHS OR
                                 TITLE OF                     VALUE        PRN     SH/  PUT/  INVSTMNT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS            CUSIP      (X$1000)      AMT     PRN  CALL   DSCRTN   MGRS     SOLE    SHARED NONE
------------------------------   --------         ---------  --------   ---------  ---  ----  --------  -----  --------- ------ ----
Adams Resources and Energy Inc.  COM              006351308  $    564      23,195  SH         SOLE      NONE      23,195
Alliance One International Inc.  COM              018772103  $ 11,615   2,739,173  SH         SOLE      NONE   2,739,173
Alliance One International Inc.  NOTE 5.500%
 5.500% Due 07-15-14              07-15-14        018772AQ6  $    563     500,000  PRN        SOLE      NONE     500,000
Allied Defense Group, Inc.       COM              019118108  $  1,125     335,801  SH         SOLE      NONE     335,801
American Pacific Corp.           COM              028740108  $  4,043     703,102  SH         SOLE      NONE     703,102
American Safety Insurance        ORD              G02995101  $  8,207     383,687  SH         SOLE      NONE     383,687
Argo Group International
 Holdings Ltd.                   COM              G0464B107  $    379      10,107  SH         SOLE      NONE      10,107
Aspen Insurance Holdings -
 Preferred Stock                 PFD PRP INC EQ   g05384113  $    573      10,432  SH         SOLE      NONE      10,432
Aspen Insurance Holdings Ltd.    SHS              G05384105  $  5,177     180,900  SH         SOLE      NONE     180,900
ATP Oil&Gas                      COM              00208J108  $  7,573     452,379  SH         SOLE      NONE     452,379
Audiovox Corporation Class A     CL A             050757103  $  5,663     656,215  SH         SOLE      NONE     656,215
Bassett Furniture Industries     COM              070203104  $  5,691   1,354,943  SH         SOLE      NONE   1,354,943
Beazer Homes USA                 COM              07556Q105  $    195      36,260  SH         SOLE      NONE      36,260
Black Rock High Income Shares    SHS BEN INT      09250E107  $     72      35,000  SH         SOLE      NONE      35,000
Bofi Holdings Inc.               COM              05566U108  $  6,649     428,704  SH         SOLE      NONE     428,704
Books-A-Million Inc.             COM              098570104  $  3,295     568,117  SH         SOLE      NONE     568,117
Bowl America Inc. - Class A      CL A             102565108  $    263      20,057  SH         SOLE      NONE      20,057
Brandywine Realty Trust          SH BEN INT NEW   105368203  $    827      71,000  SH         SOLE      NONE      71,000
BRT Realty Trust                 SH BEN INT NEW   055645303  $  4,740     661,976  SH         SOLE      NONE     661,976
California First National
 Bank Corp.                      COM              130222102  $  6,598     457,255  SH         SOLE      NONE     457,255
Century Casinos Inc.             COM              156492100  $  2,738   1,131,598  SH         SOLE      NONE   1,131,598
ChipMOS Technology
 Bermuda Ltd.                    SHS              G2110R114  $  1,145     743,250  SH         SOLE      NONE     743,250
CommonWealth REIT                COM SH BEN INT   203233101  $  1,339      52,494  SH         SOLE      NONE      52,494
Core-Mark Hldgs                  COM              218681104  $  5,172     145,316  SH         SOLE      NONE     145,316
CVR Energy Inc.                  COM              12662P108  $  5,567     366,733  SH         SOLE      NONE     366,733
Delta Apparel Inc.               COM              247368103  $  8,964     664,024  SH         SOLE      NONE     664,024
Duckwall-ALCO                    COM              264142100  $  4,249     337,241  SH         SOLE      NONE     337,241
Endeavor International Corp.     NOTE 6.000%
 6.000% Due 01-15-12              01-15-12        29257MAB6  $    485     500,000  PRN        SOLE      NONE     500,000
Endeavour International          COM              29259G200  $  1,205      87,340  SH         SOLE      NONE      87,340
Energy Partners Ltd.             COM NEW          29270U303  $  4,339     291,996  SH         SOLE      NONE     291,996
Ensco Plc.                       SPONSORED ADR    29358Q109  $  7,020     131,504  SH         SOLE      NONE     131,504
First Federal Northern
 Michigan Bancorp.               COM              32021X105  $    100      35,640  SH         SOLE      NONE      35,640
Fisher Communications Inc.       COM              337756209  $  1,525      69,945  SH         SOLE      NONE      69,945
Franklin Universal Trust         SH BEN INT       355145103  $     82      12,900  SH         SOLE      NONE      12,900
Frequency Electronics, Inc.      COM              358010106  $  1,804     268,781  SH         SOLE      NONE     268,781
Frisch's Restaurants, Inc.       COM              358748101  $    494      22,294  SH         SOLE      NONE      22,294
Genon Energy Inc.                COM              37244e107  $  4,304   1,129,568  SH         SOLE      NONE   1,129,568
GulfMark Offshore, Inc.          CL A NEW         402629208  $  3,618     119,006  SH         SOLE      NONE     119,006
Hardinge Inc.                    COM              412324303  $  3,450     354,220  SH         SOLE      NONE     354,220
Horizon Lines Inc.               NOTE 4.250%
 4.250% Due 08-15-12              08-15-12        44044KAB7  $    691     750,000  PRN        SOLE      NONE     750,000
Hornbeck Offshore Service        COM              440543106  $  5,616     268,966  SH         SOLE      NONE     268,966
Horsehead Holdings               COM              440694305  $  6,239     478,366  SH         SOLE      NONE     478,366
Imperial Sugar                   COM NEW          453096208  $  3,581     267,809  SH         SOLE      NONE     267,809
Integrated Electrical
 Services, Inc.                  COM              45811E301  $    525     150,405  SH         SOLE      NONE     150,405
International Coal Group         COM              45928H106  $    210      27,100  SH         SOLE      NONE      27,100
International Coal               NOTE 4.000%
 4.000% Due 04-01-17              04-01-17        45928HAG1  $    381     250,000  PRN        SOLE      NONE     250,000
J. Alexanders Corp.              COM              466096104  $    642     122,310  SH         SOLE      NONE     122,310
LTX-Credence Corporation         COM NEW          502403207  $    334      45,130  SH         SOLE      NONE      45,130
Lubys. Inc.                      COM              549282101  $  2,041     325,503  SH         SOLE      NONE     325,503
Magnum Hunter Resources          COM              55973b102  $    764     106,116  SH         SOLE      NONE     106,116
Marlin Business Service          COM              571157106  $  2,239     177,010  SH         SOLE      NONE     177,010
Medallion Financial Corp.        COM              583928106  $  1,153     140,570  SH         SOLE      NONE     140,570
Mercer International Inc.        COM              588056101  $  4,974     641,854  SH         SOLE      NONE     641,854
Mitcham Industies, Inc.          COM              606501104  $  2,421     209,616  SH         SOLE      NONE     209,616
Mod-Pac Corp.                    COM              607495108  $    910     185,627  SH         SOLE      NONE     185,627
Noble Corp.                      NAMEN-AKT        H5833N103  $    848      23,700  SH         SOLE      NONE      23,700
OBA Financial Service            COM              67424G101  $    749      54,500  SH         SOLE      NONE      54,500
Patriot Coal Corporation         COM              70336t104  $  5,745     296,600  SH         SOLE      NONE     296,600
Patterson-UTI Energy Inc.        COM              703481101  $    224      10,413  SH         SOLE      NONE      10,413
Penn Millers Holding             COM              707561106  $  4,132     314,466  SH         SOLE      NONE     314,466
RF Monolithics Inc.              COM              74955f106  $     13      10,462  SH         SOLE      NONE      10,462
Sparton Corporation              COM              847235108  $    913     110,674  SH         SOLE      NONE     110,674
Superior Industries
 International Inc.              COM              868168105  $    228      10,734  SH         SOLE      NONE      10,734
SWS Group Inc.                   COM              78503N107  $  1,937     383,613  SH         SOLE      NONE     383,613
Sypris Solutions Inc.            COM              871655106  $  2,354     552,573  SH         SOLE      NONE     552,573
Tandy Brands
 Accessories Inc.                COM              875378101  $  1,124     395,918  SH         SOLE      NONE     395,918
Tecumseh Products
 Company - Class A               CL A             878895200  $  4,123     315,963  SH         SOLE      NONE     315,963
Tecumseh Products
 Company - Class B               CL B             878895101  $  6,283     481,470  SH         SOLE      NONE     481,470
Tesoro Corp.                     COM              881609101  $  2,111     113,887  SH         SOLE      NONE     113,887
Tower Group Inc.                 COM              891777104  $  3,896     152,308  SH         SOLE      NONE     152,308
Ultra Petrol Bahamas             COM              P94398107  $    810     125,917  SH         SOLE      NONE     125,917
Unifi Inc.                       COM              904677200  $  3,668     216,670  SH         SOLE      NONE     216,670
Universal Stainless &
 Alloy Products Inc.             COM              913837100  $  2,233      71,378  SH         SOLE      NONE      71,378
Vestin Realty
 Mortgage I Inc.                 COM              925490104  $     27      26,809  SH         SOLE      NONE      26,809
Western Refining Inc.            COM              959319104  $  2,650     250,500  SH         SOLE      NONE     250,500
White Mountains
 Insurance Group                 COM              g9618e107  $  3,725      11,100  SH         SOLE      NONE      11,100